Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	Property, plant and equipment
	Leasehold improvements	Music education equipment	Furniture and fixtures	Office equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2022	4,561	70,197	341	1,030	76,129
Acquisition from business combinations (Note 8)	—	—	—	8	8
Additions	—	155	—	3	158
Disposals	—	(2,367)	—	—	(2,367)
At December 31, 2022	4,561	67,985	341	1,041	73,928
Acquisition from business combinations (Note 8)	—	—	—	—	—
Additions	—	—	—	—	—
Disposals	—	(67,742)	(201)	(607)	(68,550)
At December 31, 2023	4,561	243	140	434	5,378
Accumulated depreciation
At January 1, 2022	(3,662)	(11,000)	(251)	(773)	(15,686)
Depreciation charge for the year	(817)	(13,983)	(54)	(112)	(14,966)
Disposals	—	692	—	—	692
At December 31, 2022	(4,479)	(24,291)	(305)	(885)	(29,960)
Depreciation charge for the year	(82)	(1,806)	(15)	(63)	(1,966)
Disposals	—	26,097	190	576	26,863
At December 31, 2023	(4,561)	—	(130)	(372)	(5,063)
Accumulated impairment loss
At January 1, 2022	—	—	—	—	—
Impairment loss charge for the year	—	(34,858)	—	—	(34,858)
At December 31, 2022	—	(34,858)	—	—	(34,858)
Impairment write-off for the year	—	34,858	—	—	34,858
At December 31, 2023	—	—	—	—	—
Net carrying amount
At December 31, 2023	—	243	10	62	315
At December 31, 2022	82	8,836	36	156	9,110